CONTRACTUAL OBLIGATIONS AND RIGHTS	12 Months Ended
Dec. 31, 2022
CONTRACTUAL OBLIGATIONS AND RIGHTS
CONTRACTUAL OBLIGATIONS AND RIGHTS

NOTE 22 – CONTRACTUAL OBLIGATIONS AND RIGHTS

The following table summarizes the Group’s contractual obligations as of 31 December 2022.

USDm	2023	2024	2025	2026	2027	Thereafter	Total
Borrowings ¹⁾	119.8	130.0	127.2	185.9	161.7	253.4	978.0
Interest payments related to scheduled interest fixing	34.8	30.6	24.7	18.0	14.1	22.1	144.3
Estimated variable interest payments ²⁾	3.3	1.6	2.5	2.2	5.5	11.1	26.2
Newbuilding installments ³⁾	—	—	—	—	—	—	—
Committed scrubber installations	17.3	1.1	—	—	—	—	18.4
Trade payables and other obligations	81.6	—	—	—	—	2.5	84.1
Total	256.8	163.3	154.4	206.1	181.3	289.1	1,251.0

The following table summarizes the Group’s contractual obligations as of 31 December 2021.

USDm	2022	2023	2024	2025	2026	Thereafter	Total
Borrowings 1)	211.7	129.9	139.3	134.2	181.4	351.9	1,148.4
Interest payments related to scheduled interest fixing	43.4	38.6	33.0	25.4	17.8	35.3	193.5
Estimated variable interest payments 2)	(0.3)	(0.8)	(0.7)	(0.1)	0.2	2.8	1.1
Newbuilding installments 3)	39.9	—	—	—	—	—	39.9
Committed scrubber installations	8.1	0.5	—	—	—	—	8.6
Trade payables and other obligations	62.5	—	—	—	—	—	62.5
Total	365.3	168.2	171.6	159.5	199.4	390.0	1,454.0

The following table summarizes the Group’s contractual obligations as of 31 December 2020.

USDm	2021	2022	2023	2024	2025	Thereafter	Total
Borrowings ¹⁾	101.8	101.9	102.1	114.4	106.9	315.3	842.4
Interest payments related to scheduled interest fixing	32.3	25.3	21.1	17.6	12.4	12.4	121.1
Estimated variable interest payments ²⁾	0.2	0.4	0.6	0.9	1.4	6.1	9.6
Newbuilding installments ³⁾	62.5	38.1	—	—	—	—	100.6
Committed scrubber installations	4.9	—	—	—	—	—	4.9
Trade payables and other obligations	42.7	—	—	—	—	—	42.7
Total	244.4	165.7	123.8	132.9	120.7	333.8	1,121.3

¹⁾    The presented amounts to be repaid do not include directly related costs arising from the issuing of the loans of USD 11.1m (2021: USD 13.0m. 2020: USD 10.9m), which are amortized over the term of the loans. Borrowing costs capitalized during the year amount to USD 0.7m (2021: USD 5.8m, 2020: USD 7.5m).

²⁾     Variable interest payments are estimated based on the forward rates for each interest period including hedging instruments.

³⁾     As of 31 December 2022, TORM had zero contracted newbuildings (2021: one, 2020: two). Commitments regarding newbuilding installments are in excess of the prepayments included in note 8.

NOTE 22 – continued

TORM has contractual rights to receive future payments as lessor of vessels on time charter and bareboat charter to customers.

The following table summarizes the Group’s contractual rights as of 31 December 2022.

USDm	2023	2024	2025	2026	2027	Thereafter	Total
Contractual rights - as lessor:
Charter hire income for vessels 4)	2.1	—	—	—	—	—	2.1
Total	2.1	—	—	—	—	—	2.1

The following table summarizes the Group’s contractual rights as of 31 December 2021.

USDm	2022	2023	2024	2025	2026	Thereafter	Total
Contractual rights - as lessor:
Charter hire income for vessels 4)	21.6	—	—	—	—	—	21.6
Total	21.6	—	—	—	—	—	21.6

The following table summarizes the Group’s contractual rights as of 31 December 2020.

USDm	2021	2022	2023	2024	2025	Thereafter	Total
Contractual rights - as lessor:
Charter hire income for vessels ⁴⁾	39.1	2.3	—	—	—	—	41.4
Total	39.1	2.3	—	—	—	—	41.4

[4]⁾    Charter hire income for vessels on time charter is recognized under “Revenue”. During the years, revenue from time charter amounted to USD 64.7m (2021: 90.7m, 2020: USD 86.2m). The average period until redelivery of the vessels for the period ended 31 December 2022 was 0.4 years (2021: 0.3 years, 2020: 0.4 years).